Share-based payment arrangements - General and MIP (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) SFr / shares Item shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based payment plans | Item	3
Share-based payment arrangements | $	$ 103,000,000	$ 42,000,000	$ 59,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94,000,000
Treasury stock that could be used to settle share-based payment arrangements (in shares)	23,000,000
Treasury stock (in shares)	40,000,000	100,000,000
Consideration from key employees from options and cash-settled WARs | $				$ 0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Summary of the activity related to share-based compensation arrangement
Number of options Granted	0	0	0
Number of options Exercised	(25,000,000)
Number of shares outstanding at end	77,000,000.0
Weighted-average remaining contractual term, Outstanding	10 months 24 days
Options outstanding, Intrinsic value | $	$ 297,000,000
Cash received upon exercise of options and warrants | $	100,000,000
Aggregate intrinsic value of instruments exercised | $	$ 64,000,000	$ 143,000,000	$ 313,000,000
Shares delivered out of treasury stock exercised	5,000,000
Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	15,400,000
Exercise price of 22.05 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	61,300,000
Weighted-average remaining contractual term, Outstanding	8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	22.05
Exercise price of 22.05 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12,300,000
Exercise price of 17.63 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	15,700,000
Weighted-average remaining contractual term, Outstanding	1 year 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	17.63
Exercise price of 17.63 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	3,100,000